CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)		Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2010	[1]	$ 18,309	$ 3,191,314	$ 78,443	$ 3,209	$ 3,291,275
Balance (in shares) at Dec. 31, 2010	[1]	18,308,576
Stock Issued for Services		16	40,784	0	0	40,800
Stock Issued for Services (in shares)		16,000
Shares issued to existing shell shareholders in the reorganization		3,625	(503,625)	0	0	(500,000)
Shares issued to existing shell shareholders in the reorganization (in shares)		3,625,000
Reclassification of Gains to Net Income		0	0	0	(3,209)	(3,209)
Warrants Issued in connection with loans from related party		0	591,702	0	0	591,702
Stock Option Expenses		0	1,363,920	0	0	1,363,920
Net Loss		0	0	(4,177,050)	0	(4,177,050)
Balance at Dec. 31, 2011		21,950	4,684,095	(4,098,607)	0	607,433
Balance (in shares) at Dec. 31, 2011		21,949,576
Stock Issued for Services		100	99,900	0	0	100,000
Stock Issued for Services (in shares)		100,000
Removal of Derivative Liability for Warrants Exercised		0	4,681,658	0	0	4,681,658
Warrants Issued in connection with loans from related party		0	1,140,838	0	0	1,140,838
Exercise of Stock Options		108	(108)	0	0	0
Exercise of Stock Options (in shares)		108,021
Stock Option Expenses		0	1,054,212	0	0	1,054,212
Exercise of Warrants		851	(851)		0	0
Exercise of Warrants (in shares)		851,185
Net Loss		0	0	(9,586,182)	0	(9,586,182)
Balance at Dec. 31, 2012		$ 23,009	$ 11,659,744	$ (13,684,789)	$ 0	$ (2,002,036)
Balance (in shares) at Dec. 31, 2012		23,008,782

[1]	The stockholders' equity has been recapitalized to give effect to the shares exchanged by existing shareholders pursuant to the merger agreement dated January 31, 2011, more fully discussed in Note 7 to these financial statements.